ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
SCHEDULE OF BLACK SCHOLES MODEL USED TO DETERMINE THE DERIVATIVE LIABILITY ON CONVERTIBLE NOTES

The Black Scholes pricing model used to determine the Derivative Liability on convertible notes issued by the Company in which an embedded derivative is recognized as of September 30, 2024 utilized the following inputs:

Schedule of Derivative liability
Risk Free Interest Rate	4.74%
Expected Term	(3.78) – (4.41) Yrs
Expected Volatility	1142.86%
Expected Dividends